Label	Element	Value
VanEck CLO ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	VanEck CLO ETF
Objective [Heading]	rr_ObjectiveHeading	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The VanEck CLO ETF (the "Fund") seeks capital preservation and current income.
Expense [Heading]	rr_ExpenseHeading	FUND FEES AND EXPENSES
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	The following tables describe the fees and expenses that you may pay if you buy, hold and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and examples below.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	May 1, 2024
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	PORTFOLIO TURNOVER
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund will pay transaction costs, such as commissions, when it purchases and sells securities (or “turns over” its portfolio). A higher portfolio turnover will cause the Fund to incur additional transaction costs and may result in higher taxes when Fund Shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, may affect the Fund’s performance. Because the Fund is newly organized, no portfolio turnover figures are available.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	“Other Expenses” are based on estimated amounts for the current fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	EXPENSE EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. This example does not take into account brokerage commissions that you pay when purchasing or selling Shares of the Fund.
Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	The example assumes that you invest $10,000 in the Fund for the time periods indicated and then sell or hold all of your Shares at the end of those periods. The example also assumes that your investment has a 5% annual return and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	PRINCIPAL INVESTMENT STRATEGIES
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
The Fund is an actively managed exchange-traded fund (“ETF”) that normally invests at least 80% of its total assets in investment grade-rated debt tranches of collateralized loan obligations (“CLOs”) of any maturity. Investment grade CLO securities are rated inclusive and above BBB- by S&P Global Ratings or Baa3 Moody’s Investors Service, Inc. (or equivalent rating issued by a nationally recognized statistical rating organization (“NRSRO”)), or if unrated, determined to be of comparable credit quality by the Adviser and/or PineBridge Investments LLC, the Fund’s sub-adviser (the “Sub-Adviser”). The Fund will not invest in any CLO equity security or in any CLO debt security rated below BB-/Ba3 or if unrated, determined to be of comparable credit quality by the Adviser and/or the Sub-Adviser. The Fund’s 80% investment policy is non-fundamental and may be changed without shareholder approval upon 60 days’ prior written notice to shareholders. This percentage limitation applies at the time of the investment.
For purposes of the Fund’s investment policies, CLOs are trusts that are typically collateralized by a pool of loans, which may include, among others, domestic and foreign senior secured loans, senior unsecured loans and subordinate corporate loans, including loans that may be rated below investment grade or equivalent unrated loans, and including “covenant lite” loans, which have few or no financial maintenance covenants. CLOs may also hold debt securities rated below investment grade. The Fund is actively managed and does not seek to track the performance of any particular index.
The Fund intends to invest primarily in CLO securities that are U.S. dollar denominated. However, the Fund may from time to time invest up to 30% of its net assets in CLO securities that are denominated in foreign currencies. To the extent the Fund invests in non-U.S. dollar denominated securities, it may seek to hedge its exposure to foreign currency to U.S. dollars, as described more fully below.
The Fund may purchase CLO securities both in the primary (e.g. purchased directly from the issuer) and secondary markets. The Sub-Adviser uses a bottom-up analysis to select CLO investments which considers several factors, including an assessment of the CLO manager, the CLO’s underlying collateral, performance under various stress scenarios and an analysis of the CLO’s documentation and structural terms. The Fund’s portfolio is constructed using this security-level analysis, combined with a top-down overlay which incorporates the Sub-Adviser’s credit views as well as risk factor positioning.
The Fund may invest in derivatives in order to seek to mitigate risks associated with the Fund’s existing portfolio of CLOs. Derivatives are instruments that have a value derived from, or directly linked to, an underlying asset, such as fixed-income securities, interest rates, currencies, or market indices. The Fund currently expects that its use of derivatives will be limited to currency forward contracts or futures contracts to hedge any foreign currency exposure.
The Fund may invest up to 10% of its net assets in affiliated or non-affiliated ETFs. The Fund may invest a portion of its assets in cash or other short-term instruments, such as money market instruments or money market funds, while deploying new capital, for liquidity management purposes, managing redemptions, or for defensive purposes, including navigating unusual market conditions.
The Fund is classified as a non-diversified fund and, therefore, may invest a greater percentage of its assets in a particular issuer.
Risk [Heading]	rr_RiskHeading	PRINCIPAL RISKS OF INVESTING IN THE FUND
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Investors in the Fund should be willing to accept a high degree of volatility in the price of the Fund’s Shares and the possibility of significant losses. An investment in the Fund involves a substantial degree of risk. An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Therefore, you should consider carefully the following risks before investing in the Fund, each of which could significantly and adversely affect the value of an investment in the Fund.
CLO Risk. The risks of investing in CLO securities include both the economic risks of the underlying loans combined with the risks associated with the CLO structure governing the priority of payments. The degree of such risk will generally correspond to the specific tranche in which the Fund is invested. The Fund intends to invest primarily in investment grade-rated tranches of CLOs rated between and inclusive of AAA/Aaa and BBB-/Baa3; however, this rating does not constitute a guarantee of credit quality and may be downgraded, and in stressed market environments it is possible that even senior CLO debt tranches could experience losses due to actual defaults, increased sensitivity to defaults due to collateral default and the disappearance of the subordinated/equity tranches, market anticipation of defaults, as well as negative market sentiment with respect to CLO securities as an asset class. The Fund’s portfolio managers may not be able to accurately predict how specific CLO securities or the portfolio of underlying loans for such CLO securities will react to changes or stresses in the market, including changes in interest rates. The most common risks associated with investing in CLO securities are liquidity risk, interest rate risk, credit risk, call risk, and the risk of default of the underlying asset.
Debt Securities Risk. Variable-and floating-rate debt obligations (including CLOs and the portfolio of loans underlying the CLOs), as well as fixed-income debt instruments are subject to the following risks:
•Liquidity Risk. Liquidity risk refers to the possibility that the Fund may not be able to sell or buy a security or close out an investment contract at a favorable price or time. Consequently, the Fund may have to accept a lower price to sell a security, sell other securities to raise cash, or give up an investment opportunity, any of which could have a negative effect on the Fund’s performance. Infrequent trading of securities also may lead to an increase in their price volatility. CLOs, and their underlying loan obligations, are typically not registered for sale to the public and therefore are subject to certain restrictions on transfer and sale, potentially making them less liquid than other types of securities. Additionally, when the Fund purchases a newly issued CLO security directly from the issuer (rather than from the secondary market), there often may be a delayed settlement period, during which time the liquidity of the CLO may be further reduced. During periods of limited liquidity and higher price volatility, the Fund’s ability to acquire or dispose of CLO securities at a price and time the Fund deems advantageous may be impaired. CLO securities are generally considered to be long-term investments and there is no guarantee that an active secondary market will exist or be maintained for any given CLO security.
•Interest Rate Risk. As interest rates decrease, issuers of the underlying loan obligations may refinance any floating rate loans, which will result in a reduction in the principal value of the CLO’s portfolio and require the CLO to reinvest cash at an inopportune time. Conversely, as interest rates rise, borrowers with floating rate loans may experience difficulty in making payments, resulting in delinquencies and defaults, which will result in a reduction in cash flow to the CLO and the
CLO investors, including the Fund. An increase in interest rates may cause the value of fixed-income securities held by the Fund to decline. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates and the effect of potential government fiscal and monetary policy initiatives and resulting market reaction to those initiatives.
•Floating Rate Obligations Risk. Securities with floating or variable interest rates can be less sensitive to interest rate changes than securities with fixed interest rates, but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. A decline in interest rates may result in a reduction of income received from floating rate securities held by the Fund and may adversely affect the value of the Fund’s shares. Generally, floating rate securities carry lower yields than fixed notes of the same maturity. The interest rate for a floating rate note resets or adjusts periodically by reference to a benchmark interest rate. The impact of interest rate changes on floating rate investments is typically mitigated by the periodic interest rate reset of the investments. Securities with longer durations tend to be more sensitive to interest rate changes, usually making them more volatile than securities with shorter durations. Benchmark interest rates may not accurately track market interest rates.
•Credit Risk. Debt issuers and other counterparties may not honor their obligations or may have their debt downgraded by ratings agencies. Ratings provided by NRSROs represent their opinions of the claims-paying ability of the entities rated by them. Such ratings are general and are not absolute standards of quality. For CLOs, the primary source of credit risk is the ability of the underlying portfolio of loans to generate sufficient cash flow to pay investors on a full and timely basis when principal and/or interest payments are due. Default in payment on the underlying loans will result in less cash flow from the underlying portfolio and, in turn, less funds available to pay investors in the CLO.
•Call Risk. During periods of falling interest rates, an issuer of a callable bond held by the Fund may “call” or repay the security before its stated maturity. CLOs are typically structured such that, after a specified period of time, the majority investor in the equity tranche can call (i.e., redeem) the securities issued by the CLO in full. The Fund may not be able to accurately predict when or which of its CLO investments may be called, resulting in the Fund having to reinvest the proceeds in unfavorable circumstances, which in turn could cause in a decline in the Fund’s income.
•Extension Risk. During periods of rising interest rates, certain debt obligations potentially including the portfolio of loans underlying a CLO will be paid off substantially more slowly than originally anticipated and the value of those securities may fall sharply, resulting in a decline in the Fund’s income and potentially in the value of the Fund’s investments.
•High Yield Securities Risk. The Fund may invest in CLO debt tranches that are rated below investment grade. Additionally, CLOs may hold below-investment grade securities and certain of the underlying loans in which a CLO may invest may be rated below investment grade. Securities rated below investment grade are commonly referred to as high yield securities or “junk bonds.” High yield securities are often issued by issuers that are restructuring, are smaller or less creditworthy than other issuers, or are more highly indebted than other issuers. High yield securities are subject to greater risk of loss of income and principal than higher rated securities and are considered speculative. The prices of high yield securities are likely to be more sensitive to adverse economic changes or individual issuer developments than higher rated securities. During an economic downturn or substantial period of rising interest rates, high yield security issuers may experience financial stress that would adversely affect their ability to service their principal and interest payment obligations, to meet their projected business goals or to obtain additional financing.
•Income Risk. The Fund’s income may decline if interest rates fall. This decline in income can occur because most of the CLO debt instruments held by the Fund will have floating or variable interest rates.
•Valuation Risk. Valuation Risk is the risk that one or more of the debt securities in which the Fund invests are priced differently than the value realized upon such security’s sale. In times of market instability, valuation may be more difficult. The tiered structure of certain CLOs may subject them to price volatility and enhanced liquidity and valuation risk in times of market stress.
•Privately Issued Securities Risk. CLO securities are generally privately-issued securities, and are normally purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933, as amended (the “Securities Act”). Privately-issued securities typically may be resold only to qualified institutional buyers, in a privately negotiated transaction, to a limited number of purchasers, or in limited quantities after they have been held for a specified period of time and other conditions are met for an exemption from registration. Because there may be relatively few potential purchasers for such securities, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the Fund may find it more difficult to sell such securities when it may be advisable to do so or it may be able to sell such securities only at prices lower than if such securities were more widely held and traded. At times, it also may be more difficult to determine the fair value of such securities for purposes of computing the Fund’s net asset value per share (“NAV”) due to the absence of an active trading market. There can be no assurance that a privately-issued security previously deemed to be liquid when purchased will continue to be liquid for as long as it is held by the Fund, and its value may decline as a result.
•Covenant Lite Loans Risk. Certain of the underlying loans in which a CLO may invest may be issued or offered as “covenant lite” loans, which have few or no financial maintenance covenants that would require a borrower to maintain certain financial metrics. A CLO may be delayed in enforcing its interests in covenant lite loans, which may result in losses.
•CLO Manager Risk. CLO securities are managed by investment advisers independent of the Sub-Adviser and the Adviser. CLO managers are responsible for selecting, managing and replacing the underlying bank loans within a CLO. CLO managers may have limited operating histories, may be subject to conflicts of interests, including managing the assets of other clients or other investment vehicles, or receiving fees that incentivize maximizing the yield, and indirectly the risk, of a CLO. Adverse developments with respect to a CLO manager, such as personnel and resource constraints, regulatory issues or other developments that may impact the ability and/or performance of the CLO manager, may adversely impact the performance of the CLO securities in which the Fund invests.
LIBOR Replacement Risk. The Fund may invest in certain debt securities (including CLOs), derivatives, or other financial instruments that utilize the London Inter-Bank Offered Rate (“LIBOR”) as a reference rate for various rate calculations. On July 27, 2017, the U.K. Financial Conduct Authority, which regulates LIBOR, announced that the FCA would no longer persuade nor require banks to submit rates for the calculation of LIBOR after 2021. At the end of 2021, certain LIBORs were discontinued, but the most widely used LIBORs may continue to be provided on a representative basis until June 30, 2023. Although the transition process away from LIBOR has become increasingly well-defined, there remains uncertainty regarding the future utilization of LIBOR and the nature of any replacement rates. The elimination of LIBOR or changes to other reference rates or any other changes or reforms to the determination or supervision of reference rates could adversely impact (i) volatility and liquidity in markets that are tied to LIBOR, (ii) the market for, or value of, specific securities or payments linked to those reference rates resulting in a reduction in the value of certain instruments held by the Fund, (iii) availability or terms of borrowing or refinancing, or (iv) the effectiveness of hedging strategies. For these and other reasons, the elimination of LIBOR or changes to other interest rates may adversely affect the Fund’s performance and/or net asset value. Alternatives to LIBOR are established or in development in most major currencies including the Secured Overnight Financing Rate (“SOFR”) that is intended to replace the U.S. dollar LIBOR.
Uncertainty regarding the process for amending existing contracts or instruments to transition away from LIBOR remains a concern for the Fund. The effect of the discontinuation of LIBOR on the Fund will vary depending on, among other things (i) existing fallback or termination provisions in individual contracts and (ii) how and when industry participants develop and adopt new reference rates and fallbacks for both legacy and new products and instruments. For example, certain of the Fund’s investments may involve individual contracts that have (i) no existing fallback provision or language that contemplates the discontinuation of LIBOR or (ii) inadequate fallback provisions or language that does not contemplate a permanent discontinuation of LIBOR, and those investments could experience increased volatility or reduced liquidity as a result of the transition process. In addition, interest rate provisions included in such contracts may need to be renegotiated in contemplation of the transition away from LIBOR. In addition, an instrument’s transition to a replacement rate could result in variations in the reported yields for such instrument if held by the Fund. Accordingly, it is difficult to predict the full impact of the transition away from LIBOR on the Fund until new reference rates and fallbacks for both legacy and new products, instruments and contracts are commercially accepted.
Foreign Currency Risk. Because the Fund’s assets may be invested in securities denominated in foreign currencies, the proceeds received by the Fund from its investments and/or the revenues received by the CLO issuer may be in foreign currencies. The Fund’s exposure to foreign currencies and changes in the value of foreign currencies versus the U.S. dollar may result in reduced returns for the Fund, and the value of certain foreign currencies may be subject to a high degree of fluctuation. Moreover, the Fund may incur costs in connection with conversions between U.S. dollars and foreign currencies.
Risk of Investing in Foreign Securities. Investments in the securities of foreign issuers involve risks beyond those associated with investments in U.S. securities. These additional risks include greater market volatility, the availability of less reliable financial information, higher transactional and custody costs, taxation by foreign governments, decreased market liquidity and political instability. Because certain foreign securities markets may be limited in size, the activity of large traders may have an undue influence on the prices of securities that trade in such markets. The Fund may invest in securities of issuers located in countries whose economies are heavily dependent upon trading with key partners. Any reduction in this trading may have an adverse impact on the Fund’s investments.
Investment Focus Risk. Because the Fund invests primarily in CLO securities it is susceptible to an increased risk of loss due to adverse occurrences in the CLO market, generally, and in the various markets impacting the portfolios of loans underling these CLO securities. The Fund’s CLO investment focus may cause the Fund to perform differently than the overall financial market and the Fund’s performance may be more volatile than if the Fund’s investments were more diversified across financial instruments and or markets.
Newly Issued Securities Risk. The credit obligations in which the Fund invests may include newly issued securities, or “new issues,” such as initial debt offerings. New issues may have a magnified impact on the performance of the Fund during periods in which it has a small asset base. The impact of new issues on the Fund’s performance likely will decrease as the Fund’s asset size increases, which could reduce the Fund’s returns. New issues may not be consistently available to the Fund for investing, particularly as the Fund’s asset base grows. Certain new issues, such as initial debt offerings, may be volatile in price due to the absence of a prior trading market, limited quantities available for trading and limited information about the issuer. The Fund may hold new issues for a short period of time. This may increase the Fund’s portfolio turnover and may lead to increased expenses for the Fund, such as transaction costs. In addition, new issues can experience an immediate drop in value after issuance if the demand for the securities does not continue to support the offering price.
Extended Settlement Risk. Newly issued CLO securities purchased in the primary market typically experience delayed or extended settlement periods, possibly longer than seven days. In the period following such a purchase and prior to settlement these CLO securities may be considered less liquid than similar CLO securities available in the secondary market. In such circumstances the Fund bears a risk of loss if the value of the CLO declines before the settlement date or if the Fund is required to sell the CLO security prior to settlement. There is also the risk that the security will not be issued or that the counterparty will not meet its obligation, resulting in a loss of the investment opportunity.
Affiliated Fund Risk. In managing the Fund, the Adviser and/or the Sub-Adviser will have the ability to select underlying funds which they believe will achieve the Fund’s investment objective. The Adviser and/or the Sub-Adviser may be subject to potential conflicts of interest in selecting underlying funds because the Adviser and/or the Sub-Adviser may, due to its own financial interest or other business considerations, have an incentive to invest in funds managed by the Adviser and/or the Sub-Adviser or their affiliates in lieu of investing in funds managed or sponsored by others.
Management Risk. The Fund is an actively managed investment portfolio and is therefore subject to the risk that the investment strategies employed for the Fund may fail to produce the intended results. Although the Fund seeks to provide capital preservation and current income, market conditions or implementation of the Fund’s investment process may result in losses, and the Fund may not meet its investment objective. As such, there can be no assurance of positive “absolute” returns.
Derivatives Risk. The use of derivatives presents risks different from, and possibly greater than, the risks associated with investing directly in traditional securities. The use of derivatives by the Fund can lead to losses because of adverse movements in the price or value of the underlying reference asset, which may be magnified by certain features of the derivatives. Derivative strategies often involve leverage, which may exaggerate a loss, potentially causing the Fund to lose more money than it originally committed to initial margin, and more money than it would have lost had it invested in the underlying reference asset. The values of derivatives may move in unexpected ways, especially in unusual market conditions, and may result in increased volatility, among other consequences. There may be imperfect correlation between changes in the market value of a derivative and the value of its underlying reference asset, and this may be exaggerated in times of market stress or volatility. Derivatives require the Fund to post margin or collateral or otherwise maintain liquid assets in a manner that satisfies contractual undertakings and regulatory requirements. In order to satisfy margin or other requirements, the Fund may need to sell securities from its portfolio or exit positions at a time when it may be disadvantageous to do so. All of this could, in turn, affect the Fund’s ability to fully execute its investment strategies and/or achieve its investment objective. The use of derivatives may also increase the amount of taxes payable by shareholders because changes in government regulation of derivatives could affect the character, timing and amount of the Fund’s taxable income or gains. Other risks arise from the Fund’s potential inability to terminate or sell derivative positions. A liquid secondary market may not always exist for the Fund’s derivative positions at times when the Fund might wish to terminate or sell such positions. The use of derivatives also involves the risk of mispricing or improper valuation and that changes in the value of the derivative may not correlate perfectly with the underlying reference rate. Derivatives may be subject to changing government regulation that could impact the Fund’s ability to use certain derivatives and their cost.
Risk of Cash Transactions. Unlike other ETFs, the Fund expects to effect most of its creations and redemptions primarily for cash, rather than in-kind securities. Therefore, it may be required to sell portfolio securities and subsequently incur brokerage costs and/or recognize gains or losses on such sales that the Fund might not have recognized if it were to distribute portfolio securities in kind. As such, investments in Shares may be less tax-efficient than an investment in a conventional ETF.
Market Risk. The prices of the securities in the Fund are subject to the risks associated with investing in the securities market, including general economic conditions, sudden and unpredictable drops in value, exchange trading suspensions and closures and public health risks. These risks may be magnified if certain social, political, economic and other conditions and events (such as natural disasters, epidemics and pandemics, terrorism, conflicts and social unrest) adversely interrupt the global economy; in these and other circumstances, such events or developments might affect companies world-wide. An investment in the Fund may lose money.
Sub-Adviser Risk. The Sub-Adviser may have little experience managing registered investment companies which are subject to daily inflows and outflows of investor cash and are subject to certain legal and tax-related restrictions on their investments and operations.
Operational Risk. The Fund is exposed to operational risk arising from a number of factors, including, but not limited to, human error, processing and communication errors, errors of the Fund’s service providers, counterparties or other third parties, failed or inadequate processes and technology or system failures.
Authorized Participant Concentration Risk. The Fund may have a limited number of financial institutions that act as APs, none of which are obligated to engage in creation and/or redemption transactions. To the extent that those APs exit the business, or are unable to or choose not to process creation and/or redemption orders, and no other AP is able to step forward to create and redeem, there may be a significantly diminished trading market for Shares or Shares may trade like closed-end funds at a greater discount (or premium) to NAV and possibly face trading halts and/or de-listing. The AP concentration risk may be heightened in scenarios where APs have limited or diminished access to the capital required to post collateral.
New Fund Risk. The Fund is a new fund, with a limited or no operating history and a small asset base. There can be no assurance that the Fund will grow to or maintain a viable size. Due to the Fund's small asset base, certain of the Fund's expenses and its portfolio transaction costs may be higher than those of a fund with a larger asset base. To the extent that the Fund does not grow to or maintain a viable size, it may be liquidated, and the expenses, timing and tax consequences of such liquidation may not be favorable to some shareholders.
Absence of Prior Active Market. The Fund is a newly organized series of an investment company and thus has no operating history. While the Fund’s Shares are expected to be listed on the Exchange, there can be no assurance that active trading markets for the Shares will develop or be maintained. Further, secondary markets may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods in times of market stress because market makers and APs may step away from making a market in the Shares and in executing creation and redemption orders, which could cause a material deviation in the Fund’s market price from its NAV.
Trading Issues. Trading in Shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Shares inadvisable. In addition, trading in Shares on the Exchange is subject to trading halts caused by extraordinary market volatility pursuant to the Exchange’s “circuit breaker” rules. There can be no assurance that the requirements of the Exchange necessary to maintain the listing of the Fund will continue to be met or will remain unchanged.
Fund Shares Trading, Premium/Discount Risk and Liquidity of Fund Shares. The market price of the Shares may fluctuate in response to the Fund’s NAV, the intraday value of the Fund’s holdings and supply and demand for Shares. The Adviser cannot predict whether Shares will trade above, below, or at their most recent NAV. Disruptions to creations and redemptions, the existence of market volatility or potential lack of an active trading market for Shares (including through a trading halt), as well as other factors, may result in Shares trading at a significant premium or discount to NAV or to the intraday value of the Fund’s holdings. If a shareholder purchases Shares at a time when the market price is at a premium to the NAV or sells Shares at a time when the market price is at a discount to the NAV, the shareholder may pay significantly more or receive significantly less than the underlying value of the Shares that were bought or sold or the shareholder may be unable to sell his or her Shares. The securities held by the Fund may be traded in markets that close at a different time than the Exchange. Liquidity in those securities may be reduced after the applicable closing times. Accordingly, during the time when the Exchange is open but after the applicable market closing, fixing or settlement times, bid-ask spreads on the Exchange and the resulting premium or discount to the Shares’ NAV may widen. Additionally, in stressed market conditions, the market for the Fund’s Shares may become less liquid in response to deteriorating liquidity in the markets for the Fund’s underlying portfolio holdings. There are various methods by which investors can purchase and sell Shares. Investors should consult their financial intermediaries before purchasing or selling Shares of the Fund.
Non-Diversified Risk. The Fund is classified as a “non-diversified” fund under the 1940 Act. Therefore, the Fund may invest a relatively high percentage of its assets in a smaller number of issuers or may invest a larger proportion of its assets in a single issuer. Moreover, the gains and losses on a single investment may have a greater impact on the Fund’s NAV and may make the Fund more volatile than more diversified funds.
Seed Investor Risk. The Adviser and/or its affiliates may make payments to one or more investors that contribute seed capital to the Fund. Such payments may continue for a specified period of time and/or until a specified dollar amount is reached. Those payments will be made from the assets of the Adviser and/or such affiliates (and not the Fund). Seed investors may contribute all or a majority of the assets in the Fund. There is a risk that such seed investors may redeem all or part of their investments in the Fund, particularly after payments from the Adviser and/or its affiliates have ceased. The timing of a redemption by a seed investor could benefit the seed investor. As with redemptions by other large shareholders, such redemptions could have a significant negative impact on the Fund including by reducing the Fund’s liquidity, causing the Fund to realize gains that will be distributed and taxable to remaining shareholders and increasing the Fund’s transaction costs. A large redemption may also have a material upward or downward effect on the market price of the Fund’s Shares.

Risk Lose Money [Text]	rr_RiskLoseMoney	An investment in the Fund may lose money.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not a deposit with a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	The Fund is classified as a “non-diversified” fund under the 1940 Act. Therefore, the Fund may invest a relatively high percentage of its assets in a smaller number of issuers or may invest a larger proportion of its assets in a single issuer. Moreover, the gains and losses on a single investment may have a greater impact on the Fund’s NAV and may make the Fund more volatile than more diversified funds.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	PERFORMANCE
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The Fund has not yet commenced operations and therefore does not have a performance history. Once available, the Fund’s performance information will be accessible on the Fund’s website at www.vaneck.com.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	The Fund has not yet commenced operations and therefore does not have a performance history.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.vaneck.com
VanEck CLO ETF | VanEck CLO ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CLOI
Shareholder Fee, Other	rr_ShareholderFeeOther	none
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.40%
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[1],[2]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.40%	[1]
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 41
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 128

[1]	Van Eck Associates Corporation (the “Adviser”) will pay all expenses of the Fund, except for the fee payment under the investment management agreement, acquired fund fees and expenses, interest expense, offering costs, trading expenses, taxes and extraordinary expenses. Notwithstanding the foregoing, the Adviser has agreed to pay the offering costs until at least May 1, 2024.
[2]	“Other Expenses” are based on estimated amounts for the current fiscal year.